Series B Debentures, Net of Current Maturities (Details) - Schedule of series B debentures, net of current maturities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of series B debentures, net of current maturities [Abstract]
Series B Debentures	$ 98,982	$ 118,778
Less: Current maturities	(19,796)	(19,796)
Less: Unamortized debt discounts and issuance costs	(200)	(306)
Total	$ 78,986	$ 98,676